Other balance sheet accounts - deferred revenue (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred revenue associated with subscriptions and total deferred revenue
Deferred revenue	$ 140.2	$ 103.9
Deferred Revenue Associated With Subscriptions Current And Noncurrent Member
Deferred revenue associated with subscriptions and total deferred revenue
Deferred revenue	$ 134.6	$ 98.7